Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	$ (4,811)	$ 6,059
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	$ (702)	$ 850